UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	333-252816 and 811-23637

DGI Investment Trust
(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico	00918
(Address of principal executive offices)	(Zip code)

Maggie Bull, Ultimus Fund Solutions LLC
2 Easton Oval, Suite 300, Columbus OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-869-4262

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

DGI Balanced Fund Class A

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$157	1.47%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class A returned 6.47%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 13.79%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.93%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class A	13.79%	11.93%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGIAX

DGI Balanced Fund Class C

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$236	2.22%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class C returned 6.02%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 12.93%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.10%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class C	12.93%	11.10%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGICX

DGI Balanced Fund Class I

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$131	1.22%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class I returned 6.60%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 12.23%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class I	14.14%	12.23%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGIIX

DGI Balanced Fund Class NT

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class NT	$131	1.22%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class NT returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class NT	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGINX

DGI Balanced Fund Class P

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class P	$131	1.22%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class P returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class P	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGIBX

DGI Balanced Fund Class T

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class T	$131	1.22%
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class T returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class T	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(www.dgiinvest.com/bf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DGITX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)      The Registrant’s board of trustees has determined that Ivan C. Lopez Morales is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Lopez is independent for purposes of this Item 3.

(a)(2)       Not applicable.

(a)(3)       Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $22,150

2025 - $22,150

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – N/A

2025 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2026, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

DGI Balanced Fund

Annual Financial Statements

& Additional Information

June 30, 2026

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 50.3%
	EQUITY - 50.3%
139,300	iShares MSCI EAFE ETF				$14,470,484
160,000	iShares MSCI Emerging Markets ETF				10,945,600
48,000	iShares MSCI India ETF(a)				2,370,720
86,000	iShares Russell 2000 ETF				25,838,700
108,300	State Street SPDR S&P 500 ETF Trust				80,875,191
8,000	Vanguard Consumer Staples ETF				1,803,920
171,000	Vanguard FTSE Emerging Markets ETF				10,206,990
156,000	Vanguard FTSE Europe ETF				13,812,240
	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,472,233)				160,323,845

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
618,662	Federal National Mortgage Association Series 67 Class GS(c),(d) (Cost $32,014)	-SOFR30A + 5.886%	2.2580	07/25/38	50,465

	U.S. GOVERNMENT & AGENCIES — 31.8%
	FEDERAL HOME LOAN BANK — 0.3%
1,000,000	Federal Home Loan Bank		4.5000	06/13/36	998,065

	FEDERAL HOME LOAN MORTGAGE CORPORATION. — 0.1%(e)
2,261	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	2,269
98,212	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	97,369
21,628	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	22,412
122,965	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	122,432
70,652	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	74,074
					318,556

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.0%(e)
5,961	Federal National Mortgage Association Series AE1268		3.5000	10/01/26	5,943
22,298	Federal National Mortgage Association Series AE1285		3.5000	12/01/26	22,204
1,900	Federal National Mortgage Association Series 367025		8.0000	12/01/26	1,903
54,208	Federal National Mortgage Association Series AJ1905		3.0000	02/01/27	53,805
2,724	Federal National Mortgage Association Series 426649		7.0000	02/01/27	2,877

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.0%(e) (Continued)
29,493	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	$29,313
1,960	Federal National Mortgage Association Series 374925	7.5000	03/01/27	1,967
53,937	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	53,565
50,992	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	50,492
974	Federal National Mortgage Association Series 426647	7.5000	06/01/27	976
149,679	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	148,453
35,647	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	35,031
328,386	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	322,570
221,881	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	217,945
341,003	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	333,152
197,925	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	193,262
25,450	Federal National Mortgage Association Series 488061	7.0000	04/01/29	26,888
221,414	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	217,018
451,484	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	441,991
477,785	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	468,153
504,491	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	493,834
394,604	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	384,709
49,337	Federal National Mortgage Association Series 504137	7.5000	07/01/29	49,707
21,863	Federal National Mortgage Association Series 504148	7.5000	08/01/29	21,922
276,531	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	269,507
19,430	Federal National Mortgage Association Series 523120	7.0000	01/01/30	20,529
336,672	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	328,171
4,582	Federal National Mortgage Association Series 523123	7.5000	02/01/30	4,609
399,221	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	385,936
100,495	Federal National Mortgage Association Series 573448	6.5000	04/01/31	104,064
473,883	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	457,237
288,087	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	279,026
452,942	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	436,665
395,632	Federal National Mortgage Association Series 695394	5.0000	06/01/33	393,140
151,597	Federal National Mortgage Association Series 850040	6.5000	06/01/36	161,078
76,481	Federal National Mortgage Association Series 931180	5.5000	04/01/39	78,122
397,621	Federal National Mortgage Association Series 953131	4.5000	09/01/39	393,978
1,901,600	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	1,834,487

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.0%(e) (Continued)
1,042,587	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	$998,401
980,457	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	938,802
508,689	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	456,116
656,790	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	592,845
3,539,366	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,171,088
1,329,034	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,191,089
				16,072,570
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 21.7%
30,120	Government National Mortgage Association Series 711631	3.5000	02/15/27	30,006
8,185	Government National Mortgage Association Series 5310	3.5000	02/20/27	8,152
22,753	Government National Mortgage Association Series 705941	3.0000	04/15/27	22,624
26,160	Government National Mortgage Association Series 711651	3.5000	05/15/27	26,027
132,831	Government National Mortgage Association Series 740018	3.5000	07/15/27	132,099
168,163	Government National Mortgage Association Series 744440	3.5000	10/15/27	167,048
110,124	Government National Mortgage Association Series 722012	3.0000	09/15/28	108,542
121,593	Government National Mortgage Association Series 722033	3.0000	06/15/29	119,370
20,656	Government National Mortgage Association Series 626932	3.0000	04/15/30	19,978
57,756	Government National Mortgage Association Series 548539	6.0000	10/15/31	58,211
231,110	Government National Mortgage Association Series 635142	3.0000	11/20/31	221,456
41,011	Government National Mortgage Association Series 636427	6.0000	11/15/34	42,805
140,365	Government National Mortgage Association Series 592885	6.0000	05/15/36	147,973
1,254,139	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,352,506
923,186	Government National Mortgage Association Series 722002	3.5000	03/15/38	859,089
510,797	Government National Mortgage Association Series 767055	3.0000	05/15/38	473,553
377,903	Government National Mortgage Association Series 767066	3.0000	06/15/38	351,159
1,561,894	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,450,478
577,346	Government National Mortgage Association Series 678638	4.5000	08/15/39	579,071
373,458	Government National Mortgage Association Series 678639	5.0000	08/15/39	384,912
107,931	Government National Mortgage Association Series 719894	4.5000	09/15/39	108,381
1,271,576	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,276,879
744,147	Government National Mortgage Association Series 678642	5.0000	09/15/39	767,900
460,808	Government National Mortgage Association Series 678645	4.5000	10/15/39	462,730
383,865	Government National Mortgage Association Series 678646	5.0000	10/15/39	395,640
365,569	Government National Mortgage Association Series 678643	5.5000	11/15/39	383,869

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 21.7% (Continued)
234,862	Government National Mortgage Association Series 678660	5.0000	03/15/40	$241,381
272,812	Government National Mortgage Association Series 722009	3.5000	07/15/40	253,143
1,418,813	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,374,353
135,870	Government National Mortgage Association Series 705894	4.5000	11/15/40	136,437
349,041	Government National Mortgage Association Series 705937	4.0000	01/15/42	337,748
1,590,685	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,477,003
34,803	Government National Mortgage Association Series 5302	3.5000	02/20/42	31,158
1,610,119	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,483,728
1,393,370	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,278,432
1,495,449	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,370,855
1,221,906	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,134,575
731,614	Government National Mortgage Association Series 722008	3.0000	08/15/43	661,623
890,111	Government National Mortgage Association Series 722010	3.5000	08/15/43	826,479
571,974	Government National Mortgage Association Series 722011	4.0000	08/15/43	553,445
1,657,940	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,539,442
474,477	Government National Mortgage Association Series 722020	3.0000	12/15/43	427,053
1,540,818	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,430,668
2,717,711	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,523,495
1,632,991	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,516,292
2,133,564	Government National Mortgage Association Series 609200	3.5000	10/15/44	1,981,083
1,225,839	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,101,338
1,962,657	Government National Mortgage Association Series 626921	3.0000	03/15/45	1,768,519
7,071,442	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,353,180
4,025,949	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,627,669
2,494,334	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,247,301
2,006,396	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,807,718
1,134,615	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,022,252
1,411,055	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,268,036
1,804,761	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,626,003
853,148	Government National Mortgage Association Series 635153	3.0000	12/20/46	766,550
1,701,840	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,533,219
1,710,274	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,536,677
1,832,701	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,651,097
499,552	Government National Mortgage Association Series BC3027	3.0000	03/15/48	450,065

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 21.7% (Continued)
2,871,128	Government National Mortgage Association Series BE1665	4.0000	05/20/48	$2,765,748
2,329,570	Government National Mortgage Association	4.0000	09/15/48	2,256,617
758,291	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	698,821
638,323	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	588,277
2,491,478	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,413,454
1,730,316	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,676,130
806,073	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	742,972
866,718	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	804,935
				69,235,429
	U.S. TREASURY NOTES — 4.7%
5,000,000	United States Treasury Note	3.5000	09/30/26	4,995,508
1,000,000	United States Treasury Note	3.7500	08/15/27	995,820
1,000,000	United States Treasury Note	4.1250	10/31/27	999,570
1,000,000	United States Treasury Note	4.0000	02/29/28	997,539
2,000,000	United States Treasury Note	3.8750	03/15/28	1,990,938
1,500,000	United States Treasury Note	3.6250	12/31/30	1,465,781
1,500,000	United States Treasury Note	3.8750	12/31/32	1,466,426
1,000,000	United States Treasury Note	4.3750	05/15/34	1,002,070
1,000,000	United States Treasury Note	4.2500	11/15/34	991,758
				14,905,410
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $108,682,413)			101,530,030

		Yield (%)
	SHORT-TERM INVESTMENTS — 17.8%
	U.S. TREASURY BILLS — 6.5%
5,000,000	United States Treasury Bill	1.82	07/02/26	4,999,501
2,500,000	United States Treasury Bill	3.43	07/16/26	2,496,250
2,000,000	United States Treasury Bill	3.48	07/21/26	1,996,004
3,000,000	United States Treasury Bill	3.59	08/11/26	2,987,658
2,500,000	United States Treasury Bill	3.65	08/25/26	2,486,059
2,500,000	United States Treasury Bill	3.66	09/10/26	2,482,078
3,500,000	United States Treasury Bill	3.77	10/13/26	3,462,412
				20,909,962

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.8% (Continued)
	MONEY MARKET FUNDS - 11.3%
35,948,110	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.52%(f)	$35,948,110

	TOTAL SHORT-TERM INVESTMENTS (Cost $56,857,441)	56,858,072

	TOTAL INVESTMENTS - 99.9% (Cost $254,044,101)	$318,762,412
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	284,497
	NET ASSETS - 100.0%	$319,046,909

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Interest only securities.

(d)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(f)	Rate disclosed is the annualized seven-day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS
Investment securities:
At cost	$254,044,101
At value	$318,762,412
Cash	4,655
Subscriptions receivable	604
Dividends and interest receivable	698,489
Receivable for securities sold	9,035
Reclaims receivable	8,460
Prepaid expenses & other assets	233,309
TOTAL ASSETS	319,716,964

LIABILITIES
Redemptions payable	268,410
Advisory fees payable	243,192
Distribution (12b-1) fees payable	1,493
Transfer agency fees payable	47,711
Administration fees payable	57,260
Accrued expenses and other liabilities	51,989
TOTAL LIABILITIES	670,055
NET ASSETS	$319,046,909

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$219,706,494
Accumulated earnings	99,340,415
NET ASSETS	$319,046,909

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

Net Asset Value Per Share:
Class A Shares
Net Assets	$5,980,591
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	438,217
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.65
Maximum offering price per share (maximum sales charge of 3.50%)	$14.15

Class C Shares
Net Assets	$339,811
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	25,059
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$13.56

Class I Shares
Net Assets	$292,496
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,320
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.72

Class P Shares
Net Assets	$193,753,141
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,126,755
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.72

Class T Shares
Net Assets	$101,166,839
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,376,160
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.72

Class NT Shares
Net Assets	$17,514,031
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,276,959
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.72

(1)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $266,131)	$2,347,761
Interest	4,997,797
TOTAL INVESTMENT INCOME	7,345,558

EXPENSES
Investment advisory fees	2,878,546
Distribution (12b-1) fees
Class A	11,471
Class C	933
Administrative services fees	268,735
Transfer agent fees	254,920
Legal fees	159,938
Printing and postage expenses	60,003
Custodian fees	45,146
Compliance officer fees	30,221
Audit and tax fees	27,466
Trustees fees and expenses	24,538
Insurance fees	12,246
Other expenses	20,610
TOTAL EXPENSES	3,794,773
NET INVESTMENT INCOME	3,550,785

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	10,353,938
10,353,938

Net change in unrealized appreciation on:
Investments	26,975,193
26,975,193

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,329,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,879,916

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2026	2025
FROM OPERATIONS
Net investment income	$3,550,785	$3,453,842
Net realized gain from investments	10,353,938	4,437,337
Net change in unrealized appreciation on investments	26,975,193	17,264,719
Net increase in net assets resulting from operations	40,879,916	25,155,898

DISTRIBUTIONS
Distributions to shareholders
Class A Shares	(44,121)	(24,281)
Class C Shares	(3)	(9)
Class I Shares	(13,975)	(15)
Class P Shares	(2,187,170)	(2,459,926)
Class T Shares	(1,166,756)	(1,313,352)
Class NT Shares	(209,859)	(239,175)
Total distributions to shareholders	(3,621,884)	(4,036,758)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A Shares	3,341,412	1,729,118
Class C Shares	316,281	—
Class I Shares	292,024	1,127,984
Class P Shares	7,423,499	3,749,341
Class T Shares	253,451	227,737
Class NT Shares	65,691	52,187
Net asset value of shares issued in reinvestment of distributions:
Class A Shares	17,570	12,608
Class I Shares	13,961	—
Class T Shares	1,741,977	2,150,731
Payments for shares redeemed:
Class A Shares	(919,753)	(131,422)
Class I Shares	(1,207,383)	(38,312)
Class P Shares	(17,574,224)	(19,149,393)
Class T Shares	(9,686,773)	(10,822,404)
Class NT Shares	(2,152,388)	(1,730,553)
Net decrease in net assets from shares of beneficial interest	(18,074,655)	(22,822,378)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	19,183,377	(1,703,238)

NET ASSETS
Beginning of year	299,863,532	301,566,770
End of year	$319,046,909	$299,863,532

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30,	June 30,
	2026	2025
SHARE ACTIVITY
Class A Shares:
Shares Sold	258,836	149,564
Shares Reinvested	1,367	1,086
Shares Redeemed	(71,035)	(11,415)
Net increase in shares of beneficial interest outstanding	189,168	139,235

Class C Shares:
Shares Sold	24,963	—
Net increase in shares of beneficial interest outstanding	24,963	—

Class I Shares:
Shares Sold	21,712	96,149
Shares Reinvested	1,083	—
Shares Redeemed	(94,371)	(3,349)
Net increase/(decrease) in shares of beneficial interest outstanding	(71,576)	92,800

Class P Shares:
Shares Sold	573,275	326,659
Shares Redeemed	(1,356,169)	(1,642,757)
Net decrease in shares of beneficial interest outstanding	(782,894)	(1,316,098)

Class T Shares:
Shares Sold	19,696	19,769
Shares Reinvested	135,142	184,771
Shares Redeemed	(746,621)	(929,152)
Net decrease in shares of beneficial interest outstanding	(591,783)	(724,612)

Class NT Shares:
Shares Sold	5,099	4,490
Shares Redeemed	(165,417)	(148,538)
Net decrease in shares of beneficial interest outstanding	(160,318)	(144,048)

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A Shares
	Year Ended	Year Ended	Period* Ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Net asset value, beginning of year/period	$12.12	$11.31	$10.46
Activity from investment operations:
Net investment income (1,2)	0.12	0.12	0.09
Net realized and unrealized gain on investments	1.54	0.84	0.76
Total from investment operations	1.66	0.96	0.85
Distribution to Shareholders from Ordinary Income	(0.13)	(0.15)	—
Total distributions	(0.13)	(0.15)	—
Net asset value, end of year/period	$13.65	$12.12	$11.31
Total return (3)	13.79%	8.55%	8.13%
Net assets, end of year/period (000’s)	$5,981	$3,018	$1,243
Ratio of expenses to average net assets (4)	1.47%	1.60%	1.55	% (5)
Ratio of net investment income to average net assets (2,4)	0.90%	0.90%	1.04	% (5)
Portfolio Turnover Rate	6%	2%	4	% (6)

*	The DGI Balanced Fund Class A shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class C Shares
	Year Ended	Year Ended	Period* Ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Net asset value, beginning of year/period	$12.04	$11.27	$10.46
Activity from investment operations:
Net investment income (1,2)	0.09	0.02	0.03
Net realized and unrealized gain on investments	1.46	0.84	0.78
Total from investment operations	1.55	0.86	0.81
Distribution to Shareholders from Ordinary Income	(0.03)	(0.09)	—
Total distributions	(0.03)	(0.09)	—
Net asset value, end of year/period	$13.56	$12.04	$11.27
Total return (3)	12.93%	7.69%	7.74%
Net assets, end of year/period (000’s)	$340	$1,151 (4)	$1,077	(4)
Ratio of expenses to average net assets (5)	2.22%	2.35%	2.30	% (6)
Ratio of net investment income to average net assets (2,5)	0.15%	0.15%	0.29	% (6)
Portfolio Turnover Rate	6%	2%	4	% (7)

*	The DGI Balanced Fund Class C shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Actual net asset amount.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I Shares
	Year Ended	Year Ended	Period* Ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Net asset value, beginning of year/period	$12.16	$11.33	$10.46
Activity from investment operations:
Net investment income (1,2)	0.10	0.45	0.10
Net realized and unrealized gain on investments	1.61	0.54	0.77
Total from investment operations	1.71	0.99	0.87
Distribution to Shareholders from Ordinary Income	(0.15)	(0.16)	—
Total distributions	(0.15)	(0.16)	—
Net asset value, end of year/period	$13.72	$12.16	$11.33
Total return (3)	14.14%	8.76%	8.32%
Net assets, end of year/period (000’s)	$292	$1,130	$1,084	(4)
Ratio of expenses to average net assets (5)	1.22%	1.35%	1.30	% (6)
Ratio of net investment income to average net assets (2,5)	1.15%	1.15%	1.29	% (6)
Portfolio Turnover Rate	6%	2%	4	% (7)

*	The DGI Balanced Fund Class I shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Actual net asset amount.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class P Shares
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$12.16	$11.33	$10.34	$10.33		$11.58
Activity from investment operations:
Net investment income (1,2)	0.15	0.13	0.14	0.16		0.08
Net realized and unrealized gain/(loss) on investments	1.56	0.86	1.02	(0.03)		(1.28)
Total from investment operations	1.71	0.99	1.16	0.13		(1.20)
Distribution to Shareholders from Ordinary Income	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Total distributions	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Net asset value, end of year	$13.72	$12.16	$11.33	$10.34		$10.33
Total return (3)	14.14%	8.76%	11.48%	1.32%		(10.45)%
Net assets, end of year (000’s)	$193,753	$181,330	$183,886	$182,443		$201,136
Ratio of expenses to average net assets (4)	1.22%	1.35%	1.30%	1.31	% (5)	1.40%
Ratio of net investment income to average net assets (2,4)	1.15%	1.15%	1.29%	1.58%		0.68%
Portfolio Turnover Rate	6%	2%	4%	2%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class T Shares
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$12.16	$11.33	$10.34	$10.33		$11.58
Activity from investment operations:
Net investment income (1,2)	0.15	0.13	0.14	0.16		0.08
Net realized and unrealized gain/(loss) on investments	1.56	0.86	1.02	(0.03)		(1.28)
Total from investment operations	1.71	0.99	1.16	0.13		(1.20)
Distribution to Shareholders from Ordinary Income	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Total distributions	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Net asset value, end of year	$13.72	$12.16	$11.33	$10.34		$10.33
Total return (3)	14.14%	8.76%	11.48%	1.32%		(10.45)%
Net assets, end of year (000’s)	$101,167	$96,905	$98,515	$97,828		$108,581
Ratio of expenses to average net assets (4)	1.22%	1.35%	1.30%	1.31	% (5)	1.40%
Ratio of net investment income to average net assets (2,4)	1.15%	1.15%	1.29%	1.58%		0.68%
Portfolio Turnover Rate	6%	2%	4%	2%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class NT Shares
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$12.16	$11.33	$10.34	$10.33		$11.58
Activity from investment operations:
Net investment income (1,2)	0.15	0.13	0.14	0.16		0.08
Net realized and unrealized gain/(loss) on investments	1.56	0.86	1.02	(0.03)		(1.28)
Total from investment operations	1.71	0.99	1.16	0.13		(1.20)
Distribution to Shareholders from Ordinary Income	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Total distributions	(0.15)	(0.16)	(0.17)	(0.12)		(0.05)
Net asset value, end of year	$13.72	$12.16	$11.33	$10.34		$10.33
Total return (3)	14.14%	8.76%	11.48%	1.32%		(10.45)%
Net assets, end of year (000’s)	$17,514	$17,480	$17,921	$18,840		$21,189
Ratio of expenses to average net assets (4)	1.22%	1.35%	1.30%	1.31	% (5)	1.40%
Ratio of net investment income to average net assets (2,4)	1.15%	1.15%	1.29%	1.58%		0.68%
Portfolio Turnover Rate	6%	2%	4%	2%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

See accompanying notes to financial statements.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, Class P, Class T, and Class NT shares. The Fund commenced investment operations for Class P, Class T, and Class NT shares on May 23, 2021. Class A, Class C, and Class I shares commenced investment operations on December 6, 2023. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”) . Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$160,323,845	$—	$—	$160,323,845
Collateralized Mortgage Obligations	—	50,465	—	50,465
U.S. Government & Agencies	—	101,530,030	—	101,530,030
Short-Term Investments	35,948,110	20,909,962	—	56,858,072
Total	$196,271,955	$122,490,457	$—	$318,762,412

*	Refer to the Schedule of Investments for classification.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Taxation – The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of June 30, 2026, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its Puerto Rico income taxes filed for the fiscal years 2022 to 2025, or expected to be filed in 2026. The Fund recognizes interest and penalties, if any, on the Statement of Operations. For the year ended June 30, 2026, the Fund did not incur any interest or penalties. The Fund remains subject to examination by Puerto Rico taxing authorities for all tax years for which the applicable statute of limitations has not expired, generally four years from the later of the return due date or the date the return was filed

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Net Asset Value – The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the asset value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended June 30, 2026, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $2,841,781 and $42,369,565, respectively. For the year ended June 30, 2026, the aggregate purchases and sales of U.S. Government securities were $12,962,236 and $18,718,093, respectively.

The Fund is subject to the risks of investing in equity securities. Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The Fund may invest in smaller companies, which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. The Fund may also invest in large-cap stocks, which as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. The Fund may also invest in investment companies and exchange-traded funds (“ETFs”), which may not achieve their investment objectives or execute their investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares.

The Fund may also invest in mortgage- and asset-backed securities, which are subject to credit and interest rate risks, as well as extension and prepayment risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. Moreover, to the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The Fund may also invest in debt securities, which are subject to similar risks. For instance, increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund may invest in corporate debt securities, which are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. Furthermore, issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase.

The Fund may invest in U.S. government obligations, which have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

In the event that the Fund invests a significant portion of its assets in the Commonwealth of Puerto Rico ( “Puerto Rico”), the Fund would be more susceptible to factors adversely affecting Puerto Rico. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its instrumentalities have entered debt-restructuring proceedings under Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). While the majority of Puerto Rico’s governmental debt has already been restructured under PROMESA, some Puerto Rico government instrumentalities continue to face significant fiscal challenges, including the Puerto Rico Electric Power Authority which is still in the process of restructuring its debts. Puerto Rico is also susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has been in decline for over a decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Overall, the value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust (the “Adviser”), a separately identifiable division of Oriental Bank, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $2,878,546 in advisory fees for the year ended June 30, 2026.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended June 30, 2026, $11,471 and $933 of 12b-1 fees were accrued for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the year ended June 30, 2026, the Distributor received $70,165 and $3,163 in underwriting commissions

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

for sales of Class A and Class C shares, respectively, of which none was retained by the principal underwriter for both Class A and Class C shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the year ended June 30, 2026, the independent directors received $30,000 in fees.

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund is expected to be treated as a PFIC under the United States Internal Revenue Code of 1986, as amended (the “US Code”) . The Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, generally does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund is expected to be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S. federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency. The Fund has adopted ASU 2023-09 for the year ended June 30, 2026, and concluded that the application of this guidance did not have an impact on its financial statements.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

6.	TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2026	June 30, 2025
Ordinary Income	$3,621,884	$4,036,758
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total	$3,621,884	$4,036,758

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2026
Net investment income per statement of operations	$3,550,785
Reclassification of realized loss on securities’ paydown for tax purposes	146,085
Distributable net investment income for tax purposes	$3,696,870

Net realized gain on investments per statement of operations	$10,353,938
Reclassification of realized loss on securities’ paydown for tax purposes	(146,085)
Net realized gain on investments for tax purposes	$10,207,853

The undistributed net investment income and accumulated net realized gain on investments (tax basis) at June 30, 2026, was as follows:

2026
Undistributed net investment income, beginning of the year	$1,444,971
Net investment income for the year	3,696,870
Distributions	(3,621,884)
Undistributed net investment income, end of the year	$1,519,957

Accumulated net realized gain on investments, beginning of the year	$21,389,945
Net realized gain on investments for the year, tax basis	10,207,853
Undistributed realized gain, end of the year, tax basis	$31,597,798

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Pershing LLC, holding shares for the benefit of others in nominee name, held approximately 99.4% of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DGI Balanced Fund and
Board of Trustees of DGI Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DGI Balanced Fund, a series of shares of beneficial interest in DGI Investment Trust (the “Fund”) as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended June 30, 2022, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Oriental Trust investment companies since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 25, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

DGI Balanced Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Approval and Continuation of Investment Advisory Agreement for DGI Balanced Fund

At a meeting held on June 2, 2026 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of DGI Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) for a one-year period between the Trust, on behalf of the DGI Balanced Fund (the “Balanced Fund”), and Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Adviser”). The Board noted that the Adviser is the Trust Department of Oriental Bank, which is a wholly owned subsidiary of OFG Bancorp (“OFG”), a publicly traded financial holding company.

Prior to making this approval, the Board considered the materials and presentations related to the Advisory Agreement provided by the Adviser, which included the qualifications of Oriental Trust to serve as investment adviser to the Balanced Fund and other information requested by the Independent Trustees in advance of, and at, the Meeting. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the course of the year at regularly scheduled Board meetings. The Board acknowledged that no material changes were being made to the Advisory Agreement and that the services and fees for the Balanced Fund would remain the same as under the Advisory Agreement. Additionally, the Trustees received assistance and advice from counsel to the Trust and the Independent Trustees (“Counsel”) regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement, including a written description of the specific duties imposed on the Board under the 1940 Act. The Independent Trustees also met separately with Counsel.

The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered in concluding that the fee payable to the Adviser was supported by the services that are provided to the Balanced Fund under the Advisory Agreement and approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of the Services; Fund Performance

The Board received and considered information regarding the nature, extent and quality of services provided to the Balanced Fund under the Advisory Agreement. The Board reviewed, among other items, certain background materials supplied by the Adviser.

DGI Balanced Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

The Board reviewed and considered the Adviser’s history as an asset manager, its performance and the amount of assets currently under management by the Adviser, and reviewed the qualifications, background and responsibilities of the portfolio manager who is responsible for the day-to-day portfolio management of the Balanced Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also considered the investment approach utilized by the Adviser and compliance with the investment objective, policies, and restrictions of the Balanced Fund. The Board also considered the Adviser’s experience and expertise with respect to Puerto Rico investment vehicles and in providing investment management services catering to Puerto Rico residents. The Board also reviewed accompanying compliance-related materials with respect to the Trust and noted that they received reports on these services and compliance issues from Trust officers and the Adviser periodically throughout the year.

The Board then reviewed the performance information for the Balanced Fund over various periods since the inception of the Balanced Fund on May 23, 2021. The Board reviewed the one-month, three-month, six-month, and year-to-date performance for the periods ended April 30, 2026 of the Balanced Fund compared to its benchmark, the DGI Blended Benchmark (50% Bloomberg US Aggregate Bond Index/50% SP 500 Total Return Index). The Board noted that the Balanced Fund had outperformed its benchmark for each of the six-month and year-to-date periods. The Trustees also considered differences between the portfolio holdings of the Balanced Fund and the components of the index. The Board also reviewed the Balanced Fund’s performance against a peer universe of funds taken from data maintained by a third party (the “Peer Universe”), which reflected blended funds with between 30-50% of the assets in equity, for periods ended May 31, 2026. The Board noted that the Balanced Fund outperformed the average and median performance of the Peer Universe for the 1-year period, outperformed the median performance and slightly underperformed the average performance of the Peer Universe for the 3-year period and slightly underperformed the average and median performance of the Peer Universe for the 5-year period. The Board also considered the annualized total returns for the predecessor fund. In connection with their review, the Board noted the challenging market environment and the Adviser’s explanation that the Balanced Fund’s performance was generally in line with expectations given the risk profile of the Balanced Fund.

Taking into account the totality of the information considered, the Board concluded that the nature, extent and quality of services rendered by the Adviser to the Trust and the Balanced Fund supported the renewal of the Advisory Agreement for the Balanced Fund.

Adviser’s Costs and Profitability

The Board reviewed the profitability analysis provided by the Adviser. In that regard, the Board was provided with information regarding the gross advisory fee received by the Adviser, as well as the extent to which internal OFG Bancorp expenses are allocated in connection with such analysis. The Board was also provided with the audited financial statements of Oriental Bank and the Annual Report for its financial holding company OFG Bancorp. The Board noted that both Oriental Bank and OFG Bancorp are considered well capitalized under bank regulatory frameworks supervised by the Federal Deposit Insurance Corporation and the Federal Reserve Bank of New York. The Board concluded that the Adviser’s profitability in connection with its management of the Balanced Fund is not unreasonable.

DGI Balanced Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Economies of Scale; Breakpoints

The Board next considered the impact of economies of scale on the Balanced Fund’s size and whether the advisory fee level reflects those economies of scale for the benefit of the Balanced Fund’s investors. In light of its ongoing consideration of the Balanced Fund’s asset levels, expectations for growth in the Balanced Fund, and fee levels, the Board determined that the Balanced Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

Comparative Fees and Expenses

The Board reviewed the comparative Peer Universe expense information provided by the Adviser for the Balanced Fund. The Board reviewed the management fees for the Balanced Fund’s peer group average, peer group median, and the highest in the peer group. It noted that the fee payable to the Adviser is equal to the median and 0.01% higher than the average of the Balanced Fund’s peer group. The Board acknowledged that the Balanced Fund differs from its peer group due to unique considerations of being organized as a Puerto Rican fund subject to the Puerto Rico tax regime. The Board also considered the nature and structure of other funds in the Peer Universe, noting the Adviser’s explanation that certain funds had different advisory structures (and do not cater to Puerto Rico residents) and consequently had differing fee structures as a result.

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor determinative to their decision, the Board – including a majority of the Independent Trustees with the assistance of independent counsel – approved the continuation of the Advisory Agreement for the Balanced Fund and concluded that the investment advisory fee structure provided for in the Advisory Agreement was fair and reasonable for the Balanced Fund.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor
San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)
/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	09/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	09/04/2026

By (Signature and Title)
/s/ Maritza Arizmendi Diaz
Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date	09/04/2026